Offerings	Jun. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	1,697,594
Proposed Maximum Offering Price per Unit	33.015
Maximum Aggregate Offering Price	$ 56,046,065.91
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,739.96
Offering Note	(1) Represents shares of Common Stock reserved for issuance and issuable under the Byline Bancorp, Inc. 2026 Omnibus Incentive Compensation Plan. (2) Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, on the basis of the average of the high and low trading prices ($33.28 and $32.75, respectively) of the Common Stock on May 28, 2026, as reported on the New York Stock Exchange.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	200,000
Proposed Maximum Offering Price per Unit	33.015
Maximum Aggregate Offering Price	$ 6,603,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 911.87
Offering Note	(1) Represents shares of Common Stock reserved for issuance and issuable under the Byline Bancorp, Inc. Employee Stock Purchase Plan. (2) Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, on the basis of the average of the high and low trading prices ($33.28 and $32.75, respectively) of the Common Stock on May 28, 2026, as reported on the New York Stock Exchange.